Summary of Significant Accounting Policies - Major Components of Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011
Property Plant And Equipment [Abstract]
Unproved property costs	$ 99,291	$ 78,453				$ 59,626
Oilfield inventories	3,334	3,339				2,829
Other administrative property	3,010	2,954				3,176
Total property and equipment	105,635	84,746				65,631
Accumulated depreciation	(2,305)	(2,210)				(2,048)
TOTAL PROPERTY AND EQUIPMENT, NET	$ 103,330	$ 82,536	$ 68,329	$ 66,951	$ 64,966	$ 63,583